Stock-Based Compensation - 2019 Equity Incentive Plan (Details) - 2019 Equity Incentive Plan - shares	Sep. 30, 2019	Apr. 16, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	1,408,728	2,400,000
Annual automatic increase to the number of shares of common stock reserved for issuance, as a percentage of common stock issued and outstanding as at the immediately preceding fiscal year end		3.00%